Offerings - Offering: 1	Jul. 02, 2026 USD ($)
Offering:
Fee Previously Paid	true
Transaction Valuation	$ 1,304,286.14
Amount of Registration Fee	$ 180.12
Offering Note

(1)	Calculated as the aggregate maximum purchase price for units of beneficial interest, based upon the net asset value per Class I Share as of December 31, 2025. The fee of $180.12 was paid in connection with the filing of the Schedule TO-I by Fairway Private Equity & Venture Capital Opportunities Fund on April 30, 2026 (the “Schedule TO”). This is the final amendment to the Schedule TO and is being filed to report the results of the offer.